Income Tax Expense - Reconciliations of Tax Expense and Accounting Profit Multiplied by Japan's Statutory Effective Domestic Tax Rates (Parenthetical) (Detail) - JPY (¥) ¥ in Thousands		3 Months Ended	12 Months Ended
	Apr. 01, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [line items]
Tax (benefit) expense arising from impairment losses on property, plant, and equipment, gross			¥ 1,166,862
Changes in unrecognized deferred tax assets from impairment losses on property, plant, and equipment			403,501
Tax (benefit) expense arising from provisions for onerous lease contracts, gross			963,538
Changes in unrecognized deferred tax assets from provisions for onerous lease contracts			333,192
Tax (benefit) expense arising from net operating loss carried forward from the prior year, gross			960,914
Changes in unrecognized deferred tax assets from net operating loss carried forward from the prior year			¥ 332,284
Previously unrecognized temporary differences					¥ 70,180
Japanese statutory income tax rate	30.62%	30.86%	30.86%	30.86%	33.06%
Effective income tax rate			80.83%	35.82%	34.92%
Income tax payable			¥ 1,846,584	¥ 926,999	¥ 466,669
Japan [member]
Disclosure Of Income Taxes [line items]
Effective income tax rate			30.86%
United States [member]
Disclosure Of Income Taxes [line items]
Effective income tax rate			34.58%
Income tax payable			¥ 0